Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
June 30, 2026
FBF-Y10-NPRT1-0826
1.9892463.107
Bond Funds - 57.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,764,529	37,645,293
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	328,471	2,516,086
Fidelity Series Corporate Bond Fund (b)	1,271,170	11,885,443
Fidelity Series Emerging Markets Debt Fund (b)	128,812	1,116,802
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	28,551	275,521
Fidelity Series Floating Rate High Income Fund (b)	21,899	189,865
Fidelity Series Government Bond Index Fund (b)	2,195,268	19,954,983
Fidelity Series High Income Fund (b)	116,051	1,037,497
Fidelity Series International Developed Markets Bond Index Fund (b)	1,145,987	9,786,730
Fidelity Series Investment Grade Bond Fund (b)	1,821,022	18,337,696
Fidelity Series Investment Grade Securitized Fund (b)	1,205,442	10,921,300
Fidelity Series Long-Term Treasury Bond Index Fund (b)	752,473	4,010,682
Fidelity Series Real Estate Income Fund (b)	19,063	192,916
TOTAL BOND FUNDS (Cost $120,530,578)		117,870,814

Domestic Equity Funds - 19.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	318,346	8,671,753
Fidelity Series Commodity Strategy Fund (b)	32,147	3,446,483
Fidelity Series Large Cap Growth Index Fund (b)	177,183	5,542,290
Fidelity Series Large Cap Stock Fund (b)	183,592	5,419,637
Fidelity Series Large Cap Value Index Fund (b)	483,973	10,250,540
Fidelity Series Small Cap Core Fund (b)	115,745	1,879,703
Fidelity Series Small Cap Opportunities Fund (b)	52,391	1,058,817
Fidelity Series Value Discovery Fund (b)	197,040	3,676,771
TOTAL DOMESTIC EQUITY FUNDS (Cost $28,383,385)		39,945,994

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	144,751	3,028,186
Fidelity Series Canada Index Fund (b)	84,770	847,695
Fidelity Series Emerging Markets Fund (b)	169,014	2,579,151
Fidelity Series Emerging Markets Opportunities Fund (b)	324,549	10,431,007
Fidelity Series International Growth Fund (b)	221,650	4,780,995
Fidelity Series International Index Fund (b)	108,039	1,796,686
Fidelity Series International Small Cap Fund (b)	86,642	1,638,391
Fidelity Series International Value Fund (b)	279,244	4,674,544
Fidelity Series Overseas Fund (b)	291,164	4,713,953
Fidelity Series Select International Small Cap Fund (b)	10,464	161,873
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,461,495)		34,652,481

Short-Term Funds - 4.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	247,150	2,464,082
Fidelity Series Treasury Bill Index Fund (b)	686,994	6,835,590
TOTAL SHORT-TERM FUNDS (Cost $9,293,978)		9,299,672

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	20,000	19,970
US Treasury Bills 0% 7/2/2026 (d)	3.63	70,000	69,993
US Treasury Bills 0% 7/23/2026 (d)	3.63	170,000	169,628
US Treasury Bills 0% 7/30/2026 (d)	3.62	50,000	49,855
US Treasury Bills 0% 8/27/2026 (d)	3.62	70,000	69,593
US Treasury Bills 0% 9/10/2026 (d)	3.66	20,000	19,856
US Treasury Bills 0% 9/17/2026 (d)	3.70	140,000	138,894
TOTAL U.S. TREASURY OBLIGATIONS (Cost $537,793)			537,789

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.69	230,419	230,465
Fidelity Series Government Money Market Fund (b)(f)	3.73	2,199,922	2,199,922
TOTAL MONEY MARKET FUNDS (Cost $2,430,387)			2,430,387

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $185,637,616)	204,737,137
NET OTHER ASSETS (LIABILITIES) - 0.0%	(95,288)
NET ASSETS - 100.0%	204,641,849

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	88	9/2026	9,880,750	77,845
CBOT US Treasury Long Bond Contracts (United States)	9	9/2026	1,017,563	24,451
ICE MSCI EAFE Index Contracts (United States)	5	9/2026	786,325	2,877
TOTAL LONG				105,173
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(5)	9/2026	(761,400)	(24,599)
CME E-Mini S&P 500 Index Contracts (United States)	(10)	9/2026	(3,774,125)	(44,815)
TOTAL SHORT				(69,414)
TOTAL FUTURES CONTRACTS				35,759

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $537,789.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	291,147	1,052,996	1,113,677	1,423	(1)	-	230,465	230,419	0.0%
Total	291,147	1,052,996	1,113,677	1,423	(1)	-	230,465

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,113,203	4,369,760	3,057,259	21,799	(310)	219,899	37,645,293	3,764,529
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,770,588	119,405	399,409	1,462	(30,390)	55,892	2,516,086	328,471
Fidelity Series Blue Chip Growth Fund	7,936,184	509,181	1,857,855	-	252,004	1,832,239	8,671,753	318,346
Fidelity Series Canada Fund	3,903,247	112,296	1,126,492	-	8,781	130,354	3,028,186	144,751
Fidelity Series Canada Index Fund	-	847,695	-	-	-	-	847,695	84,770
Fidelity Series Commodity Strategy Fund	3,503,351	959,009	865,181	-	(17,821)	(132,875)	3,446,483	32,147
Fidelity Series Corporate Bond Fund	12,676,435	709,283	1,500,051	148,260	(97,171)	96,947	11,885,443	1,271,170
Fidelity Series Emerging Markets Debt Fund	1,112,838	59,933	95,462	15,481	(6,667)	46,160	1,116,802	128,812
Fidelity Series Emerging Markets Debt Local Currency Fund	278,825	11,034	24,299	-	(690)	10,651	275,521	28,551
Fidelity Series Emerging Markets Fund	2,117,196	218,557	221,053	-	14,174	450,277	2,579,151	169,014
Fidelity Series Emerging Markets Opportunities Fund	8,536,604	940,855	1,141,643	-	61,989	2,033,202	10,431,007	324,549
Fidelity Series Floating Rate High Income Fund	195,521	11,532	17,357	3,404	(598)	767	189,865	21,899
Fidelity Series Government Bond Index Fund	21,278,184	1,263,913	2,431,941	194,443	(121,112)	(34,061)	19,954,983	2,195,268
Fidelity Series Government Money Market Fund	2,531,101	416,566	747,745	21,761	-	-	2,199,922	2,199,922
Fidelity Series High Income Fund	1,073,410	40,493	93,727	16,625	(2,607)	19,928	1,037,497	116,051
Fidelity Series International Developed Markets Bond Index Fund	9,818,165	729,210	822,284	82,301	(21,485)	83,124	9,786,730	1,145,987
Fidelity Series International Growth Fund	4,708,777	166,365	792,470	-	42,728	655,595	4,780,995	221,650
Fidelity Series International Index Fund	1,831,932	74,700	282,773	-	7,178	165,649	1,796,686	108,039
Fidelity Series International Small Cap Fund	1,975,739	27,269	535,697	-	57,469	113,611	1,638,391	86,642
Fidelity Series International Value Fund	4,721,081	286,238	654,943	-	26,132	296,036	4,674,544	279,244
Fidelity Series Investment Grade Bond Fund	19,640,140	1,127,067	2,315,624	198,586	(121,834)	7,947	18,337,696	1,821,022
Fidelity Series Investment Grade Securitized Fund	11,860,385	639,196	1,516,002	123,573	(87,386)	25,107	10,921,300	1,205,442
Fidelity Series Large Cap Growth Index Fund	5,060,289	489,074	861,311	20,883	73,286	780,952	5,542,290	177,183
Fidelity Series Large Cap Stock Fund	4,959,270	245,962	438,718	-	21,357	631,766	5,419,637	183,592
Fidelity Series Large Cap Value Index Fund	9,393,205	436,563	917,359	-	44,967	1,293,164	10,250,540	483,973
Fidelity Series Long-Term Treasury Bond Index Fund	3,813,656	816,206	614,582	34,949	(41,089)	36,491	4,010,682	752,473
Fidelity Series Overseas Fund	4,722,071	189,717	746,212	-	29,518	518,859	4,713,953	291,164
Fidelity Series Real Estate Income Fund	198,311	9,650	17,356	1,693	81	2,230	192,916	19,063
Fidelity Series Select International Small Cap Fund	164,099	3,026	20,851	-	2,085	13,514	161,873	10,464
Fidelity Series Short-Term Credit Fund	2,789,804	91,047	409,788	28,017	(1,358)	(5,623)	2,464,082	247,150
Fidelity Series Small Cap Core Fund	1,355,828	609,758	339,652	59,085	27,313	226,456	1,879,703	115,745
Fidelity Series Small Cap Opportunities Fund	917,571	42,188	82,310	-	5,866	175,502	1,058,817	52,391
Fidelity Series Treasury Bill Index Fund	7,762,957	1,087,769	2,015,162	68,619	(282)	308	6,835,590	686,994
Fidelity Series Value Discovery Fund	3,355,958	239,077	298,309	-	3,700	376,345	3,676,771	197,040
	203,075,925	17,899,594	27,260,877	1,040,941	127,828	10,126,413	203,968,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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